Vessels - Acquisitions and Sales (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Cash paid for vessel acquisitions	$ 123,871	$ 108,840	$ 2,454
Net proceeds from sale of vessel	0	0	40,219
Gain/(loss) on sale of vessels	0	0	(1,879)
Suezmax tanker Eurovision
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels	61,814
Suezmax tanker Euro
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels	59,804
DP2 suezmax shuttle tankers Rio 2016 and Brasil 2014
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels		203,908
Cash paid for vessel acquisitions		105,763
VLCCs La Madrina and La Prudencia
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessel			40,219
Gain/(loss) on sale of vessels			$ (1,879)